STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Fair Value of Warrants (Details)	Sep. 30, 2023 $ / shares
Risk-free rate
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	0.20
Term
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	2.0
Share Price
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	5.30
Dividend Yield
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	0
Volatility
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Warrants, measurement input	80